EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2014
EMPLOYEE RELATED LIABILITIES [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 15	-	EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee's monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee's salary for the relevant month. The amounts so funded and the liability are reflected separately on the balance sheets in long-term investments and long-term employee related liabilities in the amounts of  $10,214 and $12,282, respectively, as of December 31, 2014. Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance pay amount as of such date will be released on the employee's termination date. Payments relating to Israeli employee termination benefits were $3,801, $3,756 and $3,450 for 2014, 2013 and 2012, respectively.

Labor agreements pertaining to the employees of TJP determine the obligation of TJP to make payments to employees upon retirement or upon termination. The liability for termination benefits, as determined by said agreements is based upon length of service and the employee's monthly salary multiplied by a certain ratio. In case of resignation, the employee is entitled to 50% of the termination benefits. TJP does not cover the termination liability through deposits to benefit funds.

Following the cessation of operations in TJP and the termination of employees, a portion of the accrued retirement was paid to employees and the remaining outstanding amount is payable in 2015. The outstanding retirement liability as of December 31, 2014 and 2013 was $22,133 and $49,385, respectively. TJP's payments relating to employee termination benefits were $27,366 for 2014 and $ 924 for 2013.

TPSCo established a Defined Contribution Retirement Plan (the “DC Plan”) for its employees through which TPSCo contributes approximately 10% with employee average match of 1% from employee base salary to the DC Plan. Such contribution releases the employer from further obligation to any payments upon termination of employment. The contribution is remitted either to third party benefits funds that are responsible to invest the funds based on employee preference, or directly, to those employees who elected not to enroll in the DC Plan. Total payments under the DC Plan in 2014 amounted to $4,011.

B.	Jazz Employee Benefit Plans

The following information provided recognizes the changes in 2014, 2013 and 2012 periodic expenses and benefit obligations due to the bargaining agreement effective December 19, 2009 entered into by Jazz with its collective bargaining unit employees.

Postretirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for postretirement medical plan expense are as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net periodic benefit cost
Service cost	$24	$32	$146
Interest cost	118	126	399
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(1,737)	(1,703)	(244)
Amortization of net (gain) or loss	(227)	(132)	--
Total net periodic benefit cost	$(1,822)	$(1,677)	$301
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$(91)	$(3,851)
Net (gain) or loss for the period	558	(668)	(1,355)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	1,737	1,703	244
Amortization of net gain or (loss)	227	132	--
Total recognized in other comprehensive income (expense)	$2,522	$1,076	$(4,962)
Total recognized in net periodic benefit cost and other comprehensive income	$700	$(601)	$(4,661)

Weighted average assumptions used:
Discount rate	5.20%	4.30%	5.20%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A

Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	7.75/25.00%	8.25/35.00%	8.25/35.00%
Ultimate rate (Pre-65/Post-65)	5.00/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2022/2022	2022/2022	2022/2022
Measurement date	December 31, 2014	December 31, 2013	December 31, 2012

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2014:

	Increase	Decrease
Effect on service cost and interest cost	$10	$(8)
Effect on postretirement benefit obligation	$254	$(198)

The components of the change in benefit obligation, change in plan assets and funded status for postretirement medical plan are as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of period	$2,317	$2,995	$7,749
Service cost	24	32	146
Interest cost	118	126	399
Benefits paid	(40)	(77)	(93)
Change in plan provisions	-	(91)	(3,851)
Actuarial gain	558	(668)	(1,355)
Benefit obligation end of period	$2,977	$2,317	$2,995
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	40	77	93
Benefits paid	(40)	(77)	(93)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(2,977)	$(2,317)	$(2,995)

	As of December 31, 2014	As of December 31, 2013	As of December 31, 2012
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(83)	(89)	(132)
Non-current liabilities	(2,894)	(2,228)	(2,863)
Net amount recognized	$(2,977)	$(2,317)	$(2,995)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	4.30%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	7.00/20.00%	7.75/25.00%	8.25/35.00%
Ultimate rate (Pre 65/ Post 65)	4.50/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2025/2022	2022/2022	2022/2022

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2015	$83
2016	76
2017	96
2018	114
2019	125
2020 - 2024	$699

Jazz adopted several changes to the postretirement medical plan in 2012 that cumulatively reduced obligations by approximately $3,900. The changes in the plan will be implemented through 2015 and include the phase out of spousal coverage, introduction of an employer-paid cap, and acceleration of increases in retiree contribution rates.

Jazz Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz makes quarterly contributions in accordance with the minimum actuarially determined amounts.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net periodic benefit cost
Service cost	$--	$--	$--
Interest cost	796	732	761
Expected return on plan assets	(1,257)	(948)	(817)
Amortization of transition obligation(asset)	--	--	--
Amortization of prior service costs	3	--	--
Amortization of net (gain) or loss	--	97	70
Total net periodic benefit cost	$(458)	$(119)	$14
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$--	$93	$--
Net (gain) or loss for the period	3,117	(4,696)	1,000
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(3)	--	--
Amortization of net gain or (loss)	--	(97)	(70)
Total recognized in other comprehensive income (expense)	$3,114	$(4,700)	$930
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$2,656	$(4,819)	$944
Weighted average assumptions used:
Discount rate	5.10%	4.30%	5.10%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	3	3	--
Net actuarial (gain) or loss	$31	$--	$97

The components of the change in benefit obligation, change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of period	$15,873	$17,272	$15,134
Service cost	--	--	--
Interest cost	796	732	761
Benefits paid	(532)	(437)	(293)
Change in plan provisions	--	93	--
Actuarial loss (gain)	3,167	(1,787)	1,670
Benefit obligation end of period	$19,304	$15,873	$17,272
Change in plan assets
Fair value of plan assets at beginning of period	$16,652	$12,543	$10,842
Actual return on plan assets	1,307	3,857	1,488
Employer contribution	709	689	506
Benefits paid	(532)	(437)	(293)
Fair value of plan assets at end of period	$18,134	$16,652	$12,543
Funded status	$(1,170)	$779	$(4,729)
Accumulated benefit obligation	$19,304	$15,873	$17,272

Amounts recognized in statement of financial position
Non-current assets	$--	$779	$--
Current liabilities	--	--	--
Non-current liabilities	(1,170)	--	(4,729)
Net amount recognized	$(1,170)	$779	$(4,729)
Weighted average assumptions used
Discount rate	4.20%	5.10%	4.30%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2015	$600
2016	670
2017	743
2018	809
2019	864
2020 - 2024	$5,150

The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2014:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$18,134	$--
Total plan assets at fair value	$--	$18,134	$--

The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2013:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$16,652	$--
Total plan assets at fair value	$--	$16,652	$--

Jazz's pension plan weighted average asset allocations on December 31, 2014 by asset category are as follows:

Asset Category:	December 31, 2014	Target allocation 2015
Equity securities	60%	60%
Debt securities	40%	40%
Total	100%	100%

Jazz's primary policy goals regarding the plan's assets are cost-effective diversification of plan assets, competitive returns on investment, and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 40% debt, or fixed income securities, and 60% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and necessary investment decisions are made by Jazz in accordance with the policy goals of the investments managements. Actual allocation to each asset category fluctuates and might be outside the target range due to changes in market conditions.

The estimated expected return on assets of the plan is based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded if management's estimates are not consistent with actual investment performance.